DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2017
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of notional amounts

	Thousands of Yen
	2016	2017
Cross currency interest rate swaps	¥2,251,545	¥2,156,055
Forward currency exchange	136,488	1,151,272

Schedule of fair values of derivatives in the consolidated balance sheets

		Thousands of Yen
	Balance sheet	Fair value
		2016	2017
Derivative liabilities
Derivatives not designated as hedging instruments:
Cross currency interest rate swaps	Derivative liabilities	¥254,262	¥214,611
Forward currency exchange	Derivative liabilities	3,943	―
	Other current liabilities	―	7,624

Schedule of gains and losses related to derivatives recorded in the consolidated statements of operations

		Thousands of Yen
	Statement of operations	Gains (Losses) recognized in Statement of Operations on derivatives
		2016	2017
Cross currency interest rate swaps	Gain (loss) on derivatives	¥(254,262)	¥39,651
Forward currency exchange	Gain (loss) on derivatives	(3,943)	3,681